UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 10/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Alternative Funds—18.5%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	4,221,452	$11,651,208
Oppenheimer Global Multi Strategies Fund, Cl. I	1,051,955	28,381,747
Oppenheimer Gold & Special Minerals Fund, Cl. I2	588,732	7,553,437
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,843,762	44,890,416
Oppenheimer Real Estate Fund, Cl. I	612,259	17,767,764

		110,244,572

Domestic Equity Funds—22.1%
Oppenheimer Capital Appreciation Fund, Cl. I	771,772	54,463,924
Oppenheimer Main Street Mid Cap Fund, Cl. I3	417,658	14,885,343
Oppenheimer Main Street Small Cap Fund, Cl. I	375,435	4,659,149
Oppenheimer Value Fund, Cl. I	1,787,181	57,350,651

		131,359,067

Domestic Fixed Income Funds—42.7%
Oppenheimer Core Bond Fund, Cl. I	22,377,364	154,851,360
Oppenheimer Limited-Term Government Fund, Cl. I	7,697,220	70,121,678
Oppenheimer Master Loan Fund, LLC	2,038,723	29,649,511

		254,622,549

Foreign Equity Funds—4.4%
Oppenheimer Developing Markets Fund, Cl. I	115,357	4,520,852
Oppenheimer International Growth Fund, Cl. I	283,531	10,113,533
Oppenheimer International Small Company Fund, Cl. I	82,146	2,661,541
Oppenheimer International Value Fund, Cl. I	497,398	8,918,338

		26,214,264

Foreign Fixed Income Funds—11.1%
Oppenheimer International Bond Fund, Cl. I	10,963,332	65,999,259
Money Market Funds—1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[4]	7,333,788	7,333,788

Total Investments, at Value (Cost $527,023,735)	100.0%	595,773,499
Net Other Assets (Liabilities)	0.0	214,953

Net Assets	100.0%	$595,988,452

1     OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended October 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares October 31, 2014
Oppenheimer Capital Appreciation Fund, Cl. I	836,423	50,690	115,341	771,772
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	3,900,433	521,171	200,152	4,221,452
Oppenheimer Core Bond Fund, Cl. I	20,779,782	2,586,762	989,180	22,377,364
Oppenheimer Currency Opportunities Fund, Cl. Ia	703,120	122,458	825,578	—
Oppenheimer Developing Markets Fund, Cl. I	111,683	8,829	5,155	115,357
Oppenheimer Global Multi Strategies Fund, Cl. I	561,059	529,280	38,384	1,051,955
Oppenheimer Gold & Special Minerals Fund, Cl. I	427,561	188,248	27,077	588,732
Oppenheimer Institutional Money Market Fund, Cl. E	6,710,370	956,042	332,624	7,333,788
Oppenheimer International Bond Fund, Cl. I	9,873,734	1,579,102	489,504	10,963,332
Oppenheimer International Growth Fund, Cl. I	339,038	20,113	75,620	283,531
Oppenheimer International Small Company Fund, Cl. I	97,886	5,699	21,439	82,146
Oppenheimer International Value Fund, Cl. I	556,717	34,718	94,037	497,398
Oppenheimer Limited-Term Government Fund, Cl. I	7,015,394	1,027,918	346,092	7,697,220
Oppenheimer Main Street Mid Cap Fund, Cl. I (formerly Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I)	616,057	36,812	235,211	417,658
Oppenheimer Main Street Small Cap Fund, Cl. I	—	375,435	—	375,435
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,285,100	730,079	171,417	3,843,762
Oppenheimer Master Loan Fund, LLC	1,948,059	182,537	91,873	2,038,723
Oppenheimer Real Estate Fund, Cl. I	611,102	49,164	48,007	612,259
Oppenheimer Value Fund, Cl. I	2,051,888	144,870	409,577	1,787,181

2     OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$54,463,924	$—		$1,201,871
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	11,651,208	—		7,105
Oppenheimer Core Bond Fund, Cl. I	154,851,360	3,990,519		(308,073)
Oppenheimer Currency Opportunities Fund, Cl. Ia	—	—		(232,083)
Oppenheimer Developing Markets Fund, Cl. I	4,520,852	—		27,370
Oppenheimer Global Multi Strategies Fund, Cl. I	28,381,747	349,815		28,635
Oppenheimer Gold & Special Minerals Fund, Cl. I	7,553,437	—		(389,156)
Oppenheimer Institutional Money Market Fund, Cl. E	7,333,788	4,523		4,524
Oppenheimer International Bond Fund, Cl. I	65,999,259	1,655,363		4,633
Oppenheimer International Growth Fund, Cl. I	10,113,533	—		929,462
Oppenheimer International Small Company Fund, Cl. I	2,661,541	—		192,807
Oppenheimer International Value Fund, Cl. I	8,918,338	—		227,364
Oppenheimer Limited-Term Government Fund, Cl. I	70,121,678	839,640		64,264
Oppenheimer Main Street Mid Cap Fund, Cl. I (formerly Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I)	14,885,343	—		3,529,792
Oppenheimer Main Street Small Cap Fund, Cl. I	4,659,149	—		—
Oppenheimer Master Inflation Protected Securities Fund, LLC	44,890,416	863,886	[b]	3,353 [b]
Oppenheimer Master Loan Fund, LLC	29,649,511	1,137,939	[c]	150,129 [c]
Oppenheimer Real Estate Fund, Cl. I	17,767,764	231,517		263,300
Oppenheimer Value Fund, Cl. I	57,350,651	786,777		3,383,805

Total	$595,773,499	$9,859,979		$9,089,102

  a. Oppenheimer Currency Opportunities Fund, Cl. I liquidated on August 1, 2014.

  b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

  c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Prior to June 30, 2014, this Fund was named Oppenheimer Main Street Small- & Mid-Cap Fund.

4. Rate shown is the 7-day yield as of October 31, 2014.

3     OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited October 31, 2014

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) , as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”).The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek income. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss)

4     OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service

5     OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$521,233,572	$74,539,927	$—	$595,773,499

Total Assets	$521,233,572	$74,539,927	$—	$595,773,499

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

6     OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes (Continued)

Federal tax cost of securities	$581,180,310

Gross unrealized appreciation	$25,305,756
Gross unrealized depreciation	(10,712,567)

Net unrealized appreciation	$14,593,189

7     OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

	Shares	Value
Investment Companies—100.2%[1]
Alternative Funds—9.8%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	5,368,309	$14,816,533

Oppenheimer Global Multi Strategies Fund, Cl. I	1,342,231	36,213,381

Oppenheimer Gold & Special Minerals Fund, Cl. I2	751,018	9,635,564

Oppenheimer Master Inflation Protected Securities Fund, LLC	5,947,616	69,460,834

Oppenheimer Real Estate Fund, Cl. I	783,711	22,743,306

		152,869,618
Domestic Equity Funds—42.2%
Oppenheimer Capital Appreciation Fund, Cl. I	3,868,128	272,973,819

Oppenheimer Main Street Mid Cap Fund, Cl. I3	2,088,353	74,428,905

Oppenheimer Main Street Small Cap Fund, Cl. I	1,880,779	23,340,467

Oppenheimer Value Fund, Cl. I	8,945,259	287,053,351

		657,796,542
Domestic Fixed Income Funds—25.3%
Oppenheimer Core Bond Fund, Cl. I	34,650,561	239,781,885

Oppenheimer Limited-Term Government Fund, Cl. I	11,913,692	108,533,731

Oppenheimer Master Loan Fund, LLC	3,155,190	45,886,483

		394,202,099
Foreign Equity Funds—15.6%
Oppenheimer Developing Markets Fund, Cl. I	1,074,754	42,119,618

Oppenheimer International Growth Fund, Cl. I	2,611,155	93,139,892

Oppenheimer International Small Company Fund, Cl. I	761,388	24,668,969

Oppenheimer International Value Fund, Cl. I	4,601,078	82,497,331

		242,425,810
Foreign Fixed Income Funds—6.6%
Oppenheimer International Bond Fund, Cl. I	16,960,314	102,101,089

Money Market Funds—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[4]	11,322,847	11,322,847

Total Investments, at Value (Cost $1,231,108,516)	100.2%	1,560,718,005

Net Other Assets (Liabilities)	(0.2)	(2,349,539)

Net Assets	100.0%	$1,558,368,466

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended October 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares October 31, 2014

Oppenheimer Capital Appreciation Fund, Cl. I	4,035,693	125,706	293,271	3,868,128
Oppenheimer Commodity Strategy
Total Return Fund, Cl. I	4,913,769	679,531	224,991	5,368,309
Oppenheimer Core Bond Fund, Cl. I	31,779,925	4,197,905	1,327,269	34,650,561
Oppenheimer Currency Opportunities Fund, Cl. Ia	869,893	198,742	1,068,635	—

1        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares October 31, 2014

Oppenheimer Developing Markets Fund, Cl. I	1,004,989	110,593	40,828	1,074,754
Oppenheimer Global Multi Strategies Fund, Cl. I	693,686	695,909	47,364	1,342,231
Oppenheimer Gold & Special Minerals Fund, Cl. I	543,721	237,155	29,858	751,018
Oppenheimer Institutional Money Market Fund, Cl. E	10,210,831	1,558,140	446,124	11,322,847
Oppenheimer International Bond Fund, Cl. I	15,068,612	2,549,575	657,873	16,960,314
Oppenheimer International Growth Fund, Cl. I	2,913,139	91,048	393,032	2,611,155
Oppenheimer International Small Company Fund, Cl. I	932,237	25,961	196,810	761,388
Oppenheimer International Value Fund, Cl. I	4,740,077	157,578	296,577	4,601,078
Oppenheimer Limited-Term Government Fund, Cl. I	10,694,011	1,685,099	465,418	11,913,692
Oppenheimer Main Street Mid Cap Fund, Cl. I (formerly Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I)	2,940,433	91,081	943,161	2,088,353
Oppenheimer Main Street Small Cap Fund, Cl. I	—	1,880,779	—	1,880,779
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,800,467	1,376,130	228,981	5,947,616
Oppenheimer Master Loan Fund, LLC	3,018,491	259,742	123,043	3,155,190
Oppenheimer Real Estate Fund, Cl. I	868,254	37,356	121,899	783,711
Oppenheimer Value Fund, Cl. I	9,766,275	420,928	1,241,944	8,945,259

2        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I	$272,973,819	$—	$3,567,944
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	14,816,533	—	36,276
Oppenheimer Core Bond Fund, Cl. I	239,781,885	6,251,864	448,735
Oppenheimer Currency Opportunities Fund, Cl. Ia	—	—	(292,947)
Oppenheimer Developing Markets Fund, Cl. I	42,119,618	—	632,693
Oppenheimer Global Multi Strategies Fund, Cl. I	36,213,381	473,403	42,553
Oppenheimer Gold & Special Minerals Fund, Cl. I	9,635,564	—	(259,225)
Oppenheimer Institutional Money Market Fund, Cl. E	11,322,847	7,072	8,411
Oppenheimer International Bond Fund, Cl. I	102,101,089	2,594,364	178,829
Oppenheimer International Growth Fund, Cl. I	93,139,892	—	4,525,879
Oppenheimer International Small Company Fund, Cl. I	24,668,969	—	1,736,980
Oppenheimer International Value Fund, Cl. I	82,497,331	—	967,109
Oppenheimer Limited-Term Government Fund, Cl. I	108,533,731	1,315,134	163,114
Oppenheimer Main Street Mid Cap Fund, Cl. I (formerly Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I)	74,428,905	—	13,963,249
Oppenheimer Main Street Small Cap Fund, Cl. I	23,340,467	—	—
Oppenheimer Master Inflation Protected Securities Fund, LLC	69,460,834	1,353,260[b]	(10,113)[b]
Oppenheimer Master Loan Fund, LLC	45,886,483	1,795,778[c]	241,569[c]
Oppenheimer Real Estate Fund, Cl. I	22,743,306	306,879	1,083,133
Oppenheimer Value Fund, Cl. I	287,053,351	3,896,025	7,545,673

Total	$1,560,718,005	$17,993,779	$34,579,862

a. Oppenheimer Currency Opportunities Fund, Cl. I liquidated on August 1, 2014.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Prior to June 30, 2014, the Fund was named Oppenheimer Main Street Small- & Mid-Cap Fund.

4. Rate shown is the 7-day yield as of October 31, 2014.

3        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek income. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The

4        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such

5        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$1,445,370,688	$115,347,317	$—	$1,560,718,005

Total Assets	$1,445,370,688	$115,347,317	$—	$1,560,718,005

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,303,638,331

Gross unrealized appreciation	$271,591,993
Gross unrealized depreciation	(14,512,319)

Net unrealized appreciation	$257,079,674

6        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—5.4%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	3,876,896	$10,700,232
Oppenheimer Global Multi Strategies Fund, Cl. I	796,433	21,487,774
Oppenheimer Gold & Special Minerals Fund, Cl. I2	459,418	5,894,336
Oppenheimer Master Event-Linked Bond Fund, LLC	1,929,233	27,927,272
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,493,935	52,483,633
Oppenheimer Real Estate Fund, Cl. I	513,658	14,906,365

		133,399,612
Domestic Equity Funds—50.2%
Oppenheimer Capital Appreciation Fund, Cl. I	7,178,429	506,581,709
Oppenheimer Main Street Mid Cap Fund, Cl. I3	4,389,524	156,442,642
Oppenheimer Main Street Small Cap Fund, Cl. I	2,798,855	34,733,791
Oppenheimer Value Fund, Cl. I	16,717,147	536,453,254

		1,234,211,396
Domestic Fixed Income Funds—11.8%
Oppenheimer Core Bond Fund, Cl. I	25,071,343	173,493,690
Oppenheimer Limited-Term Government Fund, Cl. I	8,257,822	75,228,759
Oppenheimer Master Loan Fund, LLC	2,856,918	41,548,670

		290,271,119
Foreign Equity Funds—28.8%
Oppenheimer Developing Markets Fund, Cl. I	3,030,715	118,773,734
Oppenheimer International Growth Fund, Cl. I	7,395,209	263,787,106
Oppenheimer International Small Company Fund, Cl. I	2,439,800	79,049,532
Oppenheimer International Value Fund, Cl. I	13,753,971	246,608,701

		708,219,073
Foreign Fixed Income Funds—3.5%
Oppenheimer International Bond Fund, Cl. I	14,371,267	86,515,027
Money Market Funds—0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[4]	10,803,937	10,803,937
Total Investments, at Value (Cost $1,702,278,470)	100.1%	2,463,420,164
Net Other Assets (Liabilities)	(0.1)	(3,427,922)
Net Assets	100.0%	$2,459,992,242

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended October 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares October 31, 2014
Oppenheimer Capital Appreciation Fund, Cl. I	7,498,202	110,010	429,783	7,178,429
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	3,425,410	672,674	221,188	3,876,896
Oppenheimer Core Bond Fund, Cl. I	24,311,077	3,319,667	2,559,401	25,071,343
Oppenheimer Currency Opportunities Fund, Cl. Ia	445,112	122,363	567,475	—
Oppenheimer Developing Markets Fund, Cl. I	2,604,302	570,093	143,680	3,030,715

1        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares October 31, 2014
Oppenheimer Global Multi Strategies Fund, Cl. I	456,414	373,686	33,667	796,433
Oppenheimer Gold & Special Minerals Fund, Cl. I	305,376	213,554	59,512	459,418
Oppenheimer Institutional Money Market Fund, Cl. E	14,190,166	124,248	3,510,477	10,803,937
Oppenheimer International Bond Fund, Cl. I	11,154,152	3,884,309	667,194	14,371,267
Oppenheimer International Growth Fund, Cl. I	8,191,094	121,248	917,133	7,395,209
Oppenheimer International Small Company Fund, Cl. I	2,876,973	49,033	486,206	2,439,800
Oppenheimer International Value Fund, Cl. I	13,907,048	684,150	837,227	13,753,971
Oppenheimer Limited-Term Government Fund, Cl. I	7,413,800	1,253,278	409,256	8,257,822
Oppenheimer Main Street Mid Cap Fund, Cl. I (formerly Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I)	5,568,892	326,116	1,505,484	4,389,524
Oppenheimer Main Street Small Cap Fund, Cl. I	—	2,798,855	—	2,798,855
Oppenheimer Master Event-Linked Bond Fund, LLC	1,928,964	92,816	92,547	1,929,233
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,714,678	1,659,213	879,956	4,493,935
Oppenheimer Master Loan Fund, LLC	3,542,255	305,733	991,070	2,856,918
Oppenheimer Real Estate Fund, Cl. I	508,869	40,853	36,064	513,658
Oppenheimer Value Fund, Cl. I	17,952,293	490,788	1,725,934	16,717,147

		Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I		$506,581,709	$—	$7,031,187
Oppenheimer Commodity Strategy Total Return Fund, Cl. I		10,700,232	—	35,481
Oppenheimer Core Bond Fund, Cl. I		173,493,690	4,654,631	42,595
Oppenheimer Currency Opportunities Fund, Cl. Ia		—	—	(171,283)
Oppenheimer Developing Markets Fund, Cl. I		118,773,734	—	1,856,600
Oppenheimer Global Multi Strategies Fund, Cl. I		21,487,774	306,570	26,820
Oppenheimer Gold & Special Minerals Fund, Cl. I		5,894,336	—	(390,985)
Oppenheimer Institutional Money Market Fund, Cl. E		10,803,937	7,373	—
Oppenheimer International Bond Fund, Cl. I		86,515,027	2,077,105	48,723
Oppenheimer International Growth Fund, Cl. I		263,787,106	—	12,236,756
Oppenheimer International Small Company Fund, Cl. I		79,049,532	—	4,601,387
Oppenheimer International Value Fund, Cl. I		246,608,701	—	2,372,281
Oppenheimer Limited-Term Government Fund, Cl. I		75,228,759	915,021	1,813
Oppenheimer Main Street Mid Cap Fund, Cl. I (formerly Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I)		156,442,642	—	29,285,158
Oppenheimer Main Street Small Cap Fund, Cl. I		34,733,791	—	—

2        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)
Oppenheimer Master Event-Linked Bond Fund, LLC	$27,927,272	$1,363,881	[b]	$221,408 [b]
Oppenheimer Master Inflation Protected Securities Fund, LLC	52,483,633	1,103,063	[c]	75 [c]
Oppenheimer Master Loan Fund, LLC	41,548,670	1,841,010	[d]	227,785 [d]
Oppenheimer Real Estate Fund, Cl. I	14,906,365	197,046		430,251
Oppenheimer Value Fund, Cl. I	536,453,254	7,235,339		12,870,617

Total	$2,463,420,164	$19,701,039		$70,726,669

a. Oppenheimer Currency Opportunities Fund, Cl. I liquidated August 1, 2014.

b. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

d. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Prior to June 30, 2014, this Fund was named Oppenheimer Main Street Small- & Mid-Cap Fund.

4. Rate shown is the 7-day yield as of October 31, 2014.

3        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”).The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC, Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Inflation Protected Securities Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek income. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek total return. The investment objective of Oppenheimer Master Inflation Protected Securities Fund, LLC is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of

4        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service

5        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,341,460,589	$121,959,575	$—	$2,463,420,164

Total Assets	$2,341,460,589	$121,959,575	$—	$2,463,420,164

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

6        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes (Continued)

Federal tax cost of securities	$1,794,686,449

Gross unrealized appreciation	$679,478,018
Gross unrealized depreciation	(10,744,303)

Net unrealized appreciation	$668,733,715

7        OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

	Shares	Value
Investment Companies—100.1%[1]
Domestic Equity Funds—49.5%
Oppenheimer Capital Appreciation Fund, Cl. I	2,342,871	$165,336,440
Oppenheimer Main Street Mid Cap Fund, Cl. I2	1,349,330	48,090,118
Oppenheimer Main Street Small Cap Fund, Cl. I	1,216,266	15,093,861
Oppenheimer Value Fund, Cl. I	5,719,712	183,545,546
		412,065,965
Foreign Equity Funds—50.6%
Oppenheimer Developing Markets Fund, Cl. I	1,620,980	63,526,212
Oppenheimer International Growth Fund, Cl. I	4,650,534	165,884,533
Oppenheimer International Small Company Fund, Cl. I	1,546,143	50,095,035
Oppenheimer International Value Fund, Cl. I	7,934,409	142,263,955
		421,769,735

Total Investments, at Value (Cost $551,877,901)	100.1%	833,835,700
Net Other Assets (Liabilities)	(0.1)	(864,333)
Net Assets	100.0%	$832,971,367

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended October 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares January 31, 2014	Gross Additions	Gross Reductions	Shares October 31, 2014
Oppenheimer Capital Appreciation Fund, Cl. I	2,385,074	62,134	104,337	2,342,871
Oppenheimer Developing Markets Fund, Cl. I	1,656,290	51,850	87,160	1,620,980
Oppenheimer International Growth Fund, Cl. I	4,746,721	129,085	225,272	4,650,534
Oppenheimer International Small Company Fund, Cl. I	1,573,011	36,975	63,843	1,546,143
Oppenheimer International Value Fund, Cl. I	8,100,656	223,784	390,031	7,934,409
Oppenheimer Main Street Mid Cap Fund, Cl. I (formerly Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I)	1,797,428	44,925	493,023	1,349,330
Oppenheimer Main Street Small Cap Fund, Cl. I	—	1,216,266	—	1,216,266
Oppenheimer Value Fund, Cl. I	5,744,933	222,772	247,993	5,719,712

1     OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain
Oppenheimer Capital Appreciation Fund, Cl. I	$165,336,440	$—	$2,665,038
Oppenheimer Developing Markets Fund, Cl. I	63,526,212	—	1,334,500
Oppenheimer International Growth Fund, Cl. I	165,884,533	—	2,152,199
Oppenheimer International Small Company Fund, Cl. I	50,095,035	—	622,467
Oppenheimer International Value Fund, Cl. I	142,263,955	—	1,437,324
Oppenheimer Main Street Mid Cap Fund, Cl. I (formerly
Oppenheimer Main Street Small- & Mid-Cap Fund, Cl. I)	48,090,118	—	10,150,467
Oppenheimer Main Street Small Cap Fund, Cl. I	15,093,861	—	—
Oppenheimer Value Fund, Cl. I	183,545,546	2,411,196	2,885,133
Total	$833,835,700	$2,411,196	$21,247,128

2. Prior to June 30, 2014, this Fund was named Oppenheimer Main Street Small & Mid-Cap Fund.

2     OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

3     OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

(ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

4     OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$833,835,700	$—	$—	$833,835,700
Total Assets	$833,835,700	$—	$—	$833,835,700

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$567,138,142
Gross unrealized appreciation	$266,697,558
Gross unrealized depreciation	—
Net unrealized appreciation	$266,697,558

5     OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	12/12/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	12/12/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/12/2014